TRADE ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS - Schedule of Accounts, Notes, Loans and Financing Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade accounts receivable
Trade receivables from charterers	$ 11,571	$ 36,821
Trade accounts receivable	11,571	36,821
Other current assets
Amounts due from vessel and rig managers	14,501	25,374
Reimbursable amounts due from charterers	1,679	15,899
Collateral deposits received on swap agreements	0	4,990
Taxes receivable	4,540	4,817
EU ETS allowances held or receivable	23,023	9,259
Other	9,500	5,671
Total other current assets	$ 53,243	$ 66,010